Entity-Wide Disclosure (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 636,080	$ 663,237	$ 668,362
Americas (primarily the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	415,862	409,741	413,326
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Revenues	124,967	147,162	148,279
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues	$ 95,251	$ 106,334	$ 106,757